ANNUAL REPORT  MARCH 31, 2000

Prudential
Real Estate Securities Fund

Fund Type Stock

Objective High current income and long-term growth of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
Prudential Real Estate Securities Fund provides an opportunity for high current income and long-term growth of capital by investing primarily in equity-related securities of real estate companies. We use a value-oriented investment style: we seek companies that have the potential for high risk-adjusted return on investment capital. Investing in real estate poses certain risks related to economic conditions, as well as risks related to an individual property, credit risk, and interest-rate fluctuations. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

   Expressed as a percentage of
net assets as of 3/31/00
      21.4%  Office Industrial REIT
      18.2   Hotel REIT
      13.8   Shopping Center REIT
      13.2   Mixed Use & Miscellaneous REIT
      12.1   Real Estate Development
      11.4   Apartment REIT
       4.7   Self-Storage REIT
       2.4   Regional Mall REIT
       1.1   Leisure & Gaming
       0.4   Healthcare
       1.3   Cash & Equivalents

Ten Largest Holdings
   Expressed as a percentage of
net assets as of 3/31/00
   9.6%  Starwood Hotels & Resorts
         Worldwide, Inc.
         Hotels
   7.6   Boardwalk Equities, Inc.
         Apartments
   7.6   Vornado Realty Trust
         Shopping Center
   6.4   Intrawest Corp.
         Real Estate-Development
   6.2   Philips International Realty Corp.
         Shopping Centers
   5.7   Excel Legacy Corp.
         Real Estate Development
   4.8   Cousins Properties, Inc.
         Mixed Use & Miscellaneous
   4.4   MeriStar Hotels & Resorts, Inc.
         Hotels
   4.2   Mission West Properties Inc.
         Office Industrial
   4.2   Prime Hospitality Corp.
         Hotels
www.prudential.com      (800) 225-1852

Performance at a Glance

Cumulative Total Returns1           As of 3/31/00
                      One       Since
                      Year   Inception2
Class A               7.74%   -17.35%
Class B               6.96    -18.47
Class C               6.96    -18.47
Class Z               8.02    -16.88
Lipper Real Estate
Fund Avg.3            2.87    -14.73


Average Annual Total Returns1            As of 3/31/00

                      One       Since
                      Year   Inception2
   Class A            2.36%   -11.92%
   Class B            1.96    -12.50
   Class C            4.89    -10.64
   Class Z            8.02     -9.25


Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class
A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees.
2 Inception date: Class A, B, C, and Z, 5/5/98.
3 Lipper average returns are for all funds in each share class for the one-year and since-inception periods in the Real Estate Fund category. The Lipper average is unmanaged. Real Estate funds invest 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

Prudential Real Estate Securities Fund

Message From the Fund's President   May 16, 2000

Dear Shareholder,
During the one-year reporting period that ended March 31, 2000, Prudential Real Estate Securities Fund's Class A shares posted a 7.74% return, handily outperforming the 2.87% return of the Lipper Real Estate Fund Average.
After the initial sales charge, the Fund's Class A shares returned 2.36%.
Overall, it has been a volatile year in the financial markets, and real estate securities were not immune from the extreme gyrations. For much of the reporting period, investors favored a narrow group of equities, most notably technology and growth stocks. As a result, investors largely shunned the Fund's real estate investment trusts (REITs).
However, in recent weeks, the rich valuations of many technology issues and concern about an increase in inflation have led to an abrupt reversal in market sentiment. Investors began to rotate a portion of their holdings out of technology stocks and into more value-oriented securities. This has helped REITs to outperform their growth stock counterparts for the first time in many months.
Certainly no one knows in which direction the markets could be headed next. That's why Prudential recommends that its clients maintain a broadly diversified portfolio. Having a REIT component in a portfolio can add diversification and may help to temper overall risk.
Additionally, the importance of maintaining a long-term investment approach cannot be overstated, particularly during periods of short-term market fluctuations.
Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld, President
Prudential Real Estate Securities Fund
www.prudential.com         (800) 225-1852

Investment Adviser's Report
Dear Shareholder,
Perhaps the best way to characterize the environment for real estate investment trusts (REITs) over the last year is that it was like a roller coaster ride--one with more descents than uphill climbs. The reporting period began on an encouraging note for the Fund, as positive economic news led to healthy returns in more economically sensitive stocks. Unfortunately, this turn of events was short-lived, as investors quickly resumed their focus on growth and technology securities. The strong demand for these stocks continued unabated, driving prices up for the remainder of the year.
Meanwhile, the performance of value securities and REITs languished, as investors generally ignored them. By the end of 1999, the Nasdaq had risen an unprecedented 86%, and growth stocks outpaced value-type stocks by a wide margin. REIT prices appeared to bottom out in December, as many investors sought to lock in profits from their technology and growth issues, while selling their underperforming REITs to offset capital gains. Since that time, we have seen REITs experience a modest rebound in terms of performance. This reversal of fortune picked up steam toward the end of the first quarter, due to the sharp sell-off in stocks with high valuations--most notably in the technology sector. With the turmoil in the equity markets, investors again showed interest in the steep discounts and compelling opportunities of many
REITs.
Seeking companies with competitive advantages
While this certainly was a challenging period for REITs, we managed to generate very respectable gains for the Fund. This was accomplished by maintaining our disciplined investment approach--one that calls for us to focus on companies with strong management teams, compelling business models, and high growth rates.

Prudential Real Estate Securities Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 3/31/00
9.6%   Starwood Hotels & Resorts Worldwide, Inc./Hotels
   Starwood is one of the leading hotel and leisure companies in the world, with more than 700 hotels in 80 countries. The firm operates premium hotel brands, including St. Regis, Luxury Collection, Westin, Sheraton,
Four Points, and W brands. Starwood is actively developing and renovating its hotels, and over the last year has initiated a preferred guest program.

7.6%   Boardwalk Equities, Inc./Apartments
   Boardwalk Equities is the largest apartment owner/manager in Canada, with over 25,000 apartment units currently in its portfolio. The company usually purchases apartment complexes below replacement cost, and over the next 12 to 18 months rehabilitates the properties so it can then increase rents. Boardwalk has continued to diversify its apartment holdings and is expanding from western Canada into eastern Canada.

7.6%   Vornado Realty Trust/Shopping Centers
   Vornado Realty Trust owns a diversified portfolio that includes office properties, retail centers, the Merchandise Mart division, and a refrigerated cold storage division. In addition, Vornado is the largest owner/manager of office space in Manhattan, controlling over 14 million square feet.

6.4%   Intrawest Corp./Real Estate-Development
   Intrawest is a leading developer and operator of village-centered resorts in North America. The company owns 10 mountain ski areas in North America, including
Whistler/Blackcomb, the most popular ski resort in North
America, and Sandestin, a golf resort in Florida. In addition, Intrawest operates a timeshare business at each of its resorts.

6.2%   Philips International Realty Corp./Shopping Centers
   Philips is primarily an owner/operator of retail centers located in the New York metropolitan area. The firm's business plan is to develop, or to acquire and redevelop retail centers in the highly dense New York metropolitan region. These retail centers are located in areas with below-average retail per capita and high barriers to entry for new retail products.

www.prudential.com     (800) 225-1852

Investment Adviser's Report
In addition, we are constantly searching for companies that hold competitive advantages in the marketplace. Two areas of particular interest are firms that offer superior services to their customers and those that possess sustainable rental pricing power. For example, organizations that provide special services--whether they are a health club or furnished office space--can oftentimes increase rental fees and enjoy higher profit margins. Likewise, firms that own properties in locations where office space is at a premium have historically performed well. Some of these markets currently include New York City, Washington D.C., and Silicon Valley.
Two of our largest contributors to performance--Frontline
Capital Group and Pinnacle Holdings--are indicative of the types of companies we like to include in the Fund's portfolio. Frontline is a business service provider with financial interests in a dozen related companies. One of its business partners offers full-service office suites for companies that are establishing satellite locations.
These suites can come equipped with everything from furniture, computers, and customized portals, to on-site support staffing. Another of Frontline's business ventures includes offering broadband services in office locations. In both cases, these special services have been very well received, and have helped the firm's growth rates rise substantially.
Frontline was first added to the portfolio as a spin-off of a previous holding. It's important to point out that we perform extensive analysis on all spin-offs to determine whether they merit consideration in the Fund's portfolio. Our research usually includes an extensive review of a company's business plan and one-on-one meetings with company management. In the case of Frontline, we were richly rewarded for our due diligence, as its stock price rose nearly tenfold. In recent months, we have taken steps to pare the holding several times to lock in gains.

Prudential Real Estate Securities Fund

Investment Adviser's Report

Another example of a winning security was Pinnacle
Holdings, an independent provider of wireless communications site space in the United States. The firm focuses primarily on renting space at existing communications sites to providers of wireless communications services. Their customers usually include cellular, wireless data transmission, and radio and television organizations. With the dramatic increase in demand for cellular and wireless capabilities, Pinnacle's stock price has risen dramatically. We've been a beneficiary of this performance, as the Fund reaped a gain of over 250%. We took our profits on this position and, as of March 31, 2000, no longer held the stock.
Not all of our holdings were as successful as Frontline and Pinnacle. One stock that didn't perform as well as we had hoped was Public Storage. This firm acquires, develops, owns and operates storage facilities. It is also the country's largest owner of mini-warehouses operated under the "Public Storage" name. While we remain positive of the long-term potential for this market leader, its stock has not performed well in the short term. This was due, in part, to the diluted earnings that took place when its Class B shares were converted to Class A shares.
We were also disappointed with our investment in Prime
Hospitality. This firm is an owner, manager, and franchiser of hotels located throughout the United States and the Virgin Islands. Prime also controls three high-quality hotel brands--AmeriSuites, HomeGate Studios &
Suites, and Wellesley Inns. We were encouraged by management's plan to streamline operations by selling off some of its assets, and to utilize proceeds to reduce debt. However, its asset sales were not as aggressive as hoped, and stiff competition from rivals such as Marriott and its Courtyard brand led to a decline in Prime's market share. As of this writing, we no longer hold shares of this stock.

www.prudential.com     (800) 225-1852

Looking Ahead--A reason for optimism
Looking ahead, we are cautiously optimistic about the outlook for the Fund. While we can't determine the overall direction of the REIT market, we can control our destiny to some point with our stock selection process. Therefore we'll continue to follow the same investment strategy that worked well for the Fund over the last year, and we'll work hard to identify companies with above-average growth rates, with strong business operations, and with established competitive advantages.
It's also our opinion that REIT prices bottomed out last December, and that the confluence of events that contributed to the sector's troubles is notlikely to be repeated. These events include the extraordinary run-up in technology stocks, year-end tax loss selling, and portfolio managers replacing
REITs in their portfolios as "window dressing" to appease investors as the year drew to a close.
We also feel that the recent instability in the equity markets could serve to benefit REITs in the longer term. As investors become more aware of excessive stock price valuations, we'd expect them to take a closer look at REITs and the tremendous opportunities offered by many individual securities.
All told, we continue to strongly believe that REITs can play an important part in an investor's overall portfolio. The upside potential of these securities presents a compelling value in today's marketplace.


Prudential Real Estate Securities Fund Management Team

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of March 31, 2000

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.7%
Common Stocks
-------------------------------------------------------------------------------------
Apartments  11.4%
      56,000   Apartment Investment & Management Co. (Class 'A'
                Stock)                                                $    2,138,500
     459,500   Boardwalk Equities, Inc.(a)                                 4,355,075
                                                                      --------------
                                                                           6,493,575
-------------------------------------------------------------------------------------
Health Care  0.4%
     232,020   LTC Healthcare Inc.(a)                                        246,521
-------------------------------------------------------------------------------------
Hotels  18.2%
     863,425   MeriStar Hotels & Resorts, Inc.(a)                          2,536,311
     328,800   Prime Hospitality Corp.(a)                                  2,383,800
     208,000   Starwood Hotels & Resorts Worldwide, Inc.                   5,460,000
                                                                      --------------
                                                                          10,380,111
-------------------------------------------------------------------------------------
Leisure & Gaming  1.1%
      34,000   Sun International Hotels Ltd. (Bahamas)(a)                    663,000
-------------------------------------------------------------------------------------
Mixed Use & Miscellaneous  13.2%
      74,100   Cousins Properties, Inc.                                    2,727,806
      50,000   Fortress Investment Corp.                                     668,750
      95,800   Franchise Finance Corporation of America                    2,227,350
      42,816   Frontline Capital Group(a)                                  1,883,904
                                                                      --------------
                                                                           7,507,810
-------------------------------------------------------------------------------------
Office Industrial  21.4%
      60,400   Alexandria Real Estate Equities, Inc.                       1,812,000
      95,000   AMB Property Corp.                                          2,042,500
      45,300   CenterPoint Properties Corp.                                1,650,619
      76,400   Equity Office Properties Trust                              1,919,550
     279,800   Mission West Properties Inc.                                2,395,787
      62,900   Reckson Associates Realty Corp.                             1,179,375
      28,200   Spieker Properties, Inc.                                    1,254,900
                                                                      --------------
                                                                          12,254,731

    8                                      See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of March 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Real Estate-Development  12.1%
     955,200   Excel Legacy Corp.(a)                                  $    3,223,800
     217,100   Intrawest Corp.                                             3,663,563
                                                                      --------------
                                                                           6,887,363
-------------------------------------------------------------------------------------
Regional Malls  2.4%
      45,000   General Growth Properties, Inc.                             1,369,688
-------------------------------------------------------------------------------------
Self Storage  4.7%
     101,400   Public Storage, Inc.                                        2,129,400
      28,000   Public Storage, Inc., Ser. A                                  549,500
                                                                      --------------
                                                                           2,678,900
-------------------------------------------------------------------------------------
Shopping Center  13.8%
     212,900   Philips International Realty Corp.                          3,539,462
     129,000   Vornado Realty Trust                                        4,321,500
                                                                      --------------
                                                                           7,860,962
                                                                      --------------
               Total long-term investments (cost $56,071,842)             56,342,661
                                                                      --------------
SHORT-TERM INVESTMENTS  2.4%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$      1,356   Joint Repurchase Agreement Account, 6.15%, 4/3/00
                (cost $1,356,000; Note 5)                                  1,356,000
                                                                      --------------
               Total Investments  101.1%
                (cost $57,427,842; Note 4)                                57,698,661
               Liabilities in excess of other assets  (1.1%)                (630,074)
                                                                      --------------
               Net Assets  100%                                       $   57,068,587
                                                                      --------------
                                                                      --------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
    See Notes to Financial Statements                                      9

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities

                                                                   March 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $57,427,842)                            $ 57,698,661
Cash                                                                         614
Dividends and interest receivable                                        259,603
Deferred organization expenses and other assets                           68,481
Receivable for Fund shares sold                                           48,338
                                                                   --------------
      Total assets                                                    58,075,697
                                                                   --------------
LIABILITIES
Payable for Fund shares reacquired                                       759,255
Accrued expenses                                                         174,162
Distribution fee payable                                                  37,074
Management fee payable                                                    36,619
                                                                   --------------
      Total liabilities                                                1,007,110
                                                                   --------------
NET ASSETS                                                          $ 57,068,587
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      7,330
   Paid-in capital in excess of par                                   92,743,525
                                                                   --------------
                                                                      92,750,855
   Accumulated net realized loss on investments                      (35,953,087)
   Net unrealized appreciation on investments                            270,819
                                                                   --------------
Net assets, March 31, 2000                                          $ 57,068,587
                                                                   --------------
                                                                   --------------

    10                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities Cont'd.

                                                                   March 31, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($16,544,792 / 2,122,563 shares of beneficial interest
      issued and outstanding)                                              $7.79
   Maximum sales charge (5% of offering price)                               .41
                                                                   --------------
   Maximum offering price to public                                        $8.20
                                                                   --------------
                                                                   --------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($33,615,782 / 4,320,344 shares of beneficial interest
      issued and outstanding)                                              $7.78
                                                                   --------------
                                                                   --------------
Class C:
   Net asset value and redemption price per share
      ($5,162,101 / 663,457 shares of beneficial interest issued
      and outstanding)                                                     $7.78
   Sales charge (1% of offering price)                                       .08
                                                                   --------------
   Offering price to public                                                $7.86
                                                                   --------------
                                                                   --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,745,912 / 223,717 shares of beneficial interest
      issued and outstanding)                                              $7.80
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     11

       Prudential Real Estate Securities Fund
             Statement of Operations

                                                                   March 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $3,748)           $  2,675,100
   Interest                                                               91,631
                                                                   --------------
      Total income                                                     2,766,731
                                                                   --------------
Expenses
   Management fee                                                        574,489
   Distribution fee--Class A                                              49,077
   Distribution fee--Class B                                             472,708
   Distribution fee--Class C                                              82,154
   Registration fees                                                     140,000
   Custodian's fees and expenses                                         110,000
   Transfer agent's fees and expenses                                    101,000
   Reports to shareholders                                                70,000
   Legal fees and expenses                                                35,000
   Audit fee and expenses                                                 25,000
   Amortization of organizational expense                                 21,203
   Trustees' fees and expenses                                            16,000
   Amortization of prepaid offering cost                                  10,915
   Miscellaneous                                                           7,686
                                                                   --------------
      Total expenses                                                   1,715,232
                                                                   --------------
Net investment income                                                  1,051,499
                                                                   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                            (4,756,064)
   Foreign currency transactions                                           2,592
                                                                   --------------
                                                                      (4,753,472)
                                                                   --------------
Net change in unrealized appreciation on investments                   8,859,325
                                                                   --------------
Net gain on investments                                                4,105,853
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  5,157,352
                                                                   --------------
                                                                   --------------

    12                                     See Notes to Financial Statements

                       This page intentionally left blank
    See Notes to Financial Statements                                     13

       Prudential Real Estate Securities Fund
             Statement of Changes in Net Assets

                                                        Year         May 5, 1998(a)
                                                       Ended            through
                                                   March 31, 2000    March 31, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $  1,051,499      $  3,194,420
   Net realized loss on investments and foreign
      currency transactions                           (4,753,472)      (31,196,504)
   Net change in unrealized
      appreciation/depreciation of investments         8,859,325        (8,588,506)
                                                   --------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                        5,157,352       (36,590,590)
                                                   --------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                           (559,630)         (825,297)
      Class B                                         (1,007,051)       (1,535,935)
      Class C                                           (179,414)         (287,685)
      Class Z                                            (41,497)          (84,843)
                                                   --------------    --------------
                                                      (1,787,592)       (2,733,760)
                                                   --------------    --------------
   Distributions in excess of net investment
      income
      Class A                                             (8,994)               --
      Class B                                            (21,865)               --
      Class C                                             (3,865)               --
      Class Z                                               (613)               --
                                                   --------------    --------------
                                                         (35,337)               --
                                                   --------------    --------------
   Tax return of capital distributions
      Class A                                            (85,320)               --
      Class B                                           (207,414)               --
      Class C                                            (36,663)               --
      Class Z                                             (5,817)               --
                                                   --------------    --------------
                                                        (335,214)               --
                                                   --------------    --------------

    14                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Changes in Net Assets Cont'd.

                                                        Year         May 5, 1998(a)
                                                       Ended            through
                                                   March 31, 2000    March 31, 1999
-----------------------------------------------------------------------------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Proceeds from shares sold                        $ 10,662,694      $183,649,803
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    1,776,637         2,333,376
   Cost of shares reacquired                         (47,093,302)      (58,035,480)
                                                   --------------    --------------
   Net increase (decrease) in net assets from
      Fund share transactions                        (34,653,971)      127,947,699
                                                   --------------    --------------
Total increase (decrease)                            (31,654,762)       88,623,349
NET ASSETS
Beginning of period                                   88,723,349           100,000
                                                   --------------    --------------
End of period (b)                                   $ 57,068,587      $ 88,723,349
                                                   --------------    --------------
                                                   --------------    --------------
------------------------------
(a) Commencement of investment operations
(b) Includes undistributed net investment income
    of:                                             $         --      $    736,093
                                                   --------------    --------------

    See Notes to Financial Statements                                     15

       Prudential Real Estate Securities Fund
             Notes to Financial Statements
      Prudential Real Estate Securities Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund issued 2,500 shares of beneficial interest each of Class A, Class B, Class C and Class Z on February 18, 1998 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations commenced on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Securities Valuation:    Investments in securities traded on a national
securities exchange (or reported on the Nasdaq National Market) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Corporate bonds (other than convertible debt) and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Other securities are valued at the mean between the most recently quoted bid and asked prices. Securities which are otherwise not readily marketable or securities for which market quotations are not readily available are valued in good faith at fair value in accordance with procedures adopted by the Fund's Board of Trustees.
      Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of
    16

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.
the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m. New York time.
      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities--at the current rates of exchange;
      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains/losses on investment transactions.
      Net realized gains on foreign currency transactions represents net foreign exchange gains and losses from sales and maturities of short-term securities and forward currency contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets (excluding investments) and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.
      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend
                                                                          17

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.
date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
      Taxes:    It is the Fund's policy to meet the requirements of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rates.
      Dividends and Distributions:    The Fund expects to pay dividends out of
net investment income quarterly and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Offering and Organization Expenses:    Approximately $219,400 were
incurred and expensed in connection with the organization and offering of the Fund. Offering cost of approximately $110,700 was amortized ratably over a period of twelve months from the date the Fund commenced investment operations. Organization cost of approximately $108,700 is being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.
      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with the American Institute of Certified Public Accountants, Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease distribution in excess of net investment income by $370,551, decrease paid-in capital in excess of par by $367,332 and increase accumulated net realized loss on investments by $3,219 for certain expenses not deductible for tax purposes, foreign currency gains and tax return of capital distributions. Net investment income, net realized gains and net assets were not affected by this change.
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory
    18

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.
agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the year ended March 31, 2000.
      PIMS has advised the Fund that it received approximately $88,100 and $13,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended March 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Fund that for the year ended March 31, 2000, it received approximately $512,000 and $8,500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purposes of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date
                                                                          19

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.
of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended March 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended March 31, 2000, the Fund incurred fees of approximately $94,400 for the services of PMFS. As of March 31, 2000, approximately $6,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
      For the year ended March 31, 2000, Prudential Securities Incorporated ('PSI'), an indirect, wholly owned subsidiary of Prudential, earned approximately $17,000 in brokerage commissions from portfolio transactions executed on behalf of the Fund.
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended March 31, 2000 were $74,470,107 and $40,130,513, respectively.
      The federal income tax basis of the Fund's investments at March 31, 2000 was $59,268,424 and, accordingly, net unrealized depreciation for federal income tax purposes was $1,569,763 (gross unrealized appreciation--$3,232,928; gross unrealized depreciation--$4,802,691).
      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2000, of approximately $32,666,000, of which $11,509,000 expires in 2007 and $21,157,000 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.
      The Fund will elect for United States Federal income tax purposes, to treat net capital losses of approximately $1,445,000 and foreign currency losses of approximately $600 incurred in the five months ended March 31, 2000 as having been incurred in the following fiscal year.
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund had a .21% undivided interest in the joint account. The undivided interest for the Fund represented $1,356,000 in principal
    20

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.
amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:
      Bear, Stearns & Co., Inc., 6.10%, in the principal amount of $120,000,000, repurchase price $120,061,000, due 4/3/00. The value of the collateral including accrued interest was $123,642,827.
      Credit Suisse First Boston Corp., 6.10%, in the principal amount of $130,000,000, repurchase price $130,066,083, due 4/3/00. The value of the collateral including accrued interest was $134,450,258.
      Greenwich Capital Markets, Inc., 6.15%%, in the principal amount of $100,000,000, repurchase price $100,051,250, due 4/3/00. The value of the collateral including accrued interest was $102,005,200.
      Goldman, Sachs & Co., 6.09%, in the principal amount of $100,000,000, repurchase price $100,050,750, due 4/3/00. The value of the collateral including accrued interest was $102,000,425.
      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.25%, in the principal amount of $207,289,000, repurchase price $207,396,963, due 4/3/00. The value of the collateral including accrued interest was $211,435,308.
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into four classes, designated Class A, Class B, Class C and Class Z.
                                                                          21

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.
      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended March 31, 2000:
Shares sold                                                     522,363    $   4,045,340
Shares issued in reinvestment of dividends and
  distributions                                                  62,550          479,160
Shares reacquired                                            (1,488,857)     (11,455,221)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion           (903,944)      (6,930,721)
Shares issued upon conversion from Class B                       14,648          114,057
                                                            -----------    -------------
Net decrease in shares outstanding                             (889,296)   $  (6,816,664)
                                                            -----------    -------------
                                                            -----------    -------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                   5,418,784    $  52,253,903
Shares issued in reinvestment of dividends                       87,252          660,149
Shares reacquired                                            (2,512,126)     (20,082,311)
                                                            -----------    -------------
Net increase in shares outstanding before conversion          2,993,910       32,831,741
Shares issued upon conversion and/or exchange from Class B       15,449          117,251
                                                            -----------    -------------
Net increase in shares outstanding                            3,009,359    $  32,948,992
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Year ended March 31, 2000:
Shares sold                                                     449,448    $   3,620,253
Shares issued in reinvestment of dividends and
  distributions                                                 136,720        1,050,158
Shares reacquired                                            (3,616,798)     (27,558,916)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (3,030,630)     (22,888,505)
Shares reacquired upon conversion into Class A                  (14,670)        (114,057)
                                                            -----------    -------------
Net decrease in shares outstanding                           (3,045,300)   $ (23,002,562)
                                                            -----------    -------------
                                                            -----------    -------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                  10,731,112    $ 104,685,527
Shares issued in reinvestment of dividends                      176,671        1,325,148
Shares reacquired                                            (3,529,166)     (27,759,014)
                                                            -----------    -------------
Net increase in shares outstanding before conversion          7,378,617       78,251,661
Shares reacquired upon conversion and/or exchange into
  Class A                                                       (15,473)        (117,251)
                                                            -----------    -------------
Net increase in shares outstanding                            7,363,144    $  78,134,410
                                                            -----------    -------------
                                                            -----------    -------------
------------------------------
(a) Commencement of offering of Class A, B, C and Z shares.

    22

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended March 31, 2000:
Shares sold                                                     196,869    $   1,611,167
Shares issued in reinvestment of dividends and
  distributions                                                  26,227          201,703
Shares reacquired                                              (886,875)      (6,791,591)
                                                            -----------    -------------
Net decrease in shares outstanding                             (663,779)   $  (4,978,721)
                                                            -----------    -------------
                                                            -----------    -------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                   2,158,917    $  21,074,499
Shares issued in reinvestment of dividends                       35,227          264,830
Shares reacquired                                              (869,408)      (6,947,352)
                                                            -----------    -------------
Net increase in shares outstanding                            1,324,736    $  14,391,977
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended March 31, 2000:
Shares sold                                                     181,158    $   1,385,934
Shares issued in reinvestment of dividends and
  distributions                                                   5,991           45,616
Shares reacquired                                              (168,210)      (1,287,574)
                                                            -----------    -------------
Net increase in shares outstanding                               18,939    $     143,976
                                                            -----------    -------------
                                                            -----------    -------------
May 5, 1998(a) through March 31, 1999:
Shares sold                                                     600,131    $   5,635,874
Shares issued in reinvestment of dividends                       11,026           83,249
Shares reacquired                                              (408,879)      (3,246,803)
                                                            -----------    -------------
Net increase in shares outstanding                              202,278    $   2,472,320
                                                            -----------    -------------
                                                            -----------    -------------
------------------------------
(a) Commencement of offering of Class A, B, C and Z shares.

Note 7. Dividends
On April 10, 2000 the Board of Trustees of the Fund declared the following dividends per share, payable on April 13, 2000 to shareholders of record on April 12, 2000.

                                                     Class B
                                    Class A           and C           Class Z
                                    -------       -------------       -------
               Ordinary Income       $.032            $.018            $.037

       Prudential Real Estate Securities Fund
             Financial Highlights

                                                                Class A
                                                ---------------------------------------
                                                   Year Ended          May 5, 1998(a)
                                                    March 31,              Through
                                                      2000             March 31, 1999
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  7.46               $ 10.00
                                                    --------              --------
Income from investment operations
Net investment income                                    .15(e)                .27
Net realized and unrealized gain (loss) on
   investment transactions                               .42                 (2.60)
                                                    --------              --------
      Total from investment operations                   .57                 (2.33)
                                                    --------              --------
Less distributions
Dividends from net investment income                    (.21)                 (.21)
Distributions in excess of net investment
income                                                    --(d)                 --
Tax return of capital distributions                     (.03)                   --
                                                    --------              --------
      Total distributions                               (.24)                 (.21)
                                                    --------              --------
Net asset value, end of period                       $  7.79               $  7.46
                                                    --------              --------
                                                    --------              --------
TOTAL RETURN(b):                                        7.74%              (23.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $16,545               $22,465
Average net assets (000)                             $19,631               $31,941
Ratios to average net assets:
   Expenses, including distribution fees                1.70%                 1.56%(c)
   Expenses, excluding distribution fees                1.45%                 1.31%(c)
   Net investment income                                1.93%                 3.47%(c)
For Class A, B, C and Z shares:
Portfolio turnover                                        54%                  122%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the year.
    24                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights Cont'd.

                                                                Class B
                                                ---------------------------------------
                                                   Year Ended          May 5, 1998(a)
                                                    March 31,              Through
                                                      2000             March 31, 1999
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  7.45               $ 10.00
                                                    --------              --------
Income from investment operations
Net investment income                                    .09(e)                .20
Net realized and unrealized gain (loss) on
investment transactions                                  .42                 (2.58)
                                                    --------              --------
      Total from investment operations                   .51                 (2.38)
                                                    --------              --------
Less distributions
Dividends from net investment income                    (.15)                 (.17)
Distributions in excess of net investment
income                                                    --(d)                 --
Tax return of capital distributions                     (.03)                   --
                                                    --------              --------
      Total distributions                               (.18)                 (.17)
                                                    --------              --------
Net asset value, end of period                       $  7.78               $  7.45
                                                    --------              --------
                                                    --------              --------
TOTAL RETURN(b):                                        6.96%              (23.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $33,616               $54,845
Average net assets (000)                             $47,271               $72,034
Ratios to average net assets:
   Expenses, including distribution fees                2.45%                 2.31%(c)
   Expenses, excluding distribution fees                1.45%                 1.31%(c)
   Net investment income                                1.16%                 2.70%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the year.
    See Notes to Financial Statements                                     25

       Prudential Real Estate Securities Fund
             Financial Highlights Cont'd.

                                                                Class C
                                                ---------------------------------------
                                                   Year Ended          May 5, 1998(a)
                                                    March 31,              Through
                                                      2000             March 31, 1999
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  7.45               $ 10.00
                                                     -------              --------
Income from investment operations
Net investment income                                    .09(e)                .20
Net realized and unrealized gain (loss) on
investment transactions                                  .42                 (2.58)
                                                     -------              --------
      Total from investment operations                   .51                 (2.38)
                                                     -------              --------
Less distributions
Dividends from net investment income                    (.15)                 (.17)
Distributions in excess of net investment
income                                                    --(d)                 --
Tax return of capital distributions                     (.03)                   --
                                                     -------              --------
      Total distributions                               (.18)                 (.17)
                                                     -------              --------
Net asset value, end of period                       $  7.78               $  7.45
                                                     -------              --------
                                                     -------              --------
TOTAL RETURN(b):                                        6.96%              (23.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 5,162               $ 9,883
Average net assets (000)                             $ 8,215               $13,672
Ratios to average net assets:
   Expenses, including distribution fees                2.45%                 2.31%(c)
   Expenses, excluding distribution fees                1.45%                 1.31%(c)
   Net investment income                                1.12%                 2.71%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the year.
    26                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights Cont'd.

                                                                Class Z
                                                ---------------------------------------
                                                   Year Ended          May 5, 1998(a)
                                                    March 31,              Through
                                                      2000             March 31, 1999
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  7.47               $ 10.00
                                                    --------              --------
Income from investment operations
Net investment income                                    .18(e)                .29
Net realized and unrealized gain (loss) on
investment transactions                                  .41                 (2.59)
                                                    --------              --------
      Total from investment operations                   .59                 (2.30)
                                                    --------              --------
Less distributions
Dividends from net investment income                    (.23)                 (.23)
Distributions in excess of net investment
income                                                    --(d)                 --
Tax return of capital distributions                     (.03)                   --
                                                    --------              --------
      Total distributions                               (.26)                 (.23)
                                                    --------              --------
Net asset value, end of period                       $  7.80               $  7.47
                                                    --------              --------
                                                    --------              --------
TOTAL RETURN(b):                                        8.02%              (23.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 1,746               $ 1,530
Average net assets (000)                             $ 1,482               $ 2,894
Ratios to average net assets:
   Expenses, including distribution fees                1.45%                 1.31%(c)
   Expenses, excluding distribution fees                1.45%                 1.31%(c)
   Net investment income                                2.32%                 3.76%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Calculations are made based on average month-end shares outstanding during the year.
    See Notes to Financial Statements                                     27

       Prudential Real Estate Securities Fund
             Report of Independent Accountants
The Shareholders and Board of Trustees of
Prudential Real Estate Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Real Estate Securities Fund (the 'Fund') at March 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period May 5, 1998 (commencement of operations) through March 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 23, 2000
    28

       Prudential Real Estate Securities Fund
             Federal Income Tax Information (Unaudited)
      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal period end (March 31, 2000) as to the federal tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that in the fiscal period ended March 31, 2000, dividends were paid of $.24, $.18, $.18 and $.26 per share (representing net investment income for Class A, B, C and Z shares respectively, which are taxable as ordinary income).
      We wish to advise you that the corporate dividends received deduction for the Fund is 27%. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.
      In January 2000, you were advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends received by you in calendar year 1999.
                                                                          29

Prudential Real Estate Securities Fund
Getting the Most From Your Prudential Mutual Fund


Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.
We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:
Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.
See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

www.prudential.com           (800) 225-1852

Performance review
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.
Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information.
Please note that sometimes we discuss a security in the Performance Review that doesn't appear in this listing because it was sold before the close of the reporting period.
Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.
Statement of Operations
This is the income statement, which details income
(mostly interest and
dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Real Estate Securities Fund
Getting the Most From Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.
Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities.
The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.
Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.
Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.
Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com             (800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical $10,000
investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Real Estate Securities Fund

Class A     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 3/31/00

                    One Year   Five Years   Ten Years   Since Inception
With Sales Charge     2.36%       N/A          N/A          -11.92%
Without Sales Charge  7.74%       N/A          N/A           -9.52%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential Real Estate Securities
Fund (Class A shares) with a similar investment in the Wilshire Real Estate Securities Index (the Index) portraying the initial account values at the commencement of operations of Class A shares, and at the end of the current fiscal year (March 31), as measured on a quarterly basis, beginning in May 1998 for Class A shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted;
and (c) all dividends and distributions were reinvested.
The Index is a market capitalization-weighted index comprised of over 120 publicly traded REITs and real estate operating companies (REOCs). The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The
Index is not the only index that may be used to characterize performance of REIT funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

www.prudential.com               (800) 225-1852

Class B     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 3/31/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge        1.96%       N/A          N/A         -12.50%
Without Sales Charge     6.96%       N/A          N/A         -10.16%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential Real Estate Securities
Fund (Class B shares) with a similar investment in the Wilshire Real Estate Securities Index (the Index) portraying the initial account values at the commencement of operations of Class B shares, and at the end of the current fiscal year (March 31), as measured on a quarterly basis, beginning in May 1998 for Class B shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B shares, assuming full redemption on March 31, 2000; (b) all recurring fees (including management fees) were deducted;
and (c) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.
The Index is a market capitalization-weighted index comprised of over 120 publicly traded REITs and real estate operating companies (REOCs). The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The
Index is not the only index that may be used to characterize performance of REIT funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

Prudential Real Estate Securities Fund

Class C     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 3/31/00
                      One Year   Five Years   Ten Years   Since Inception
With Sales Charge      4.89%        N/A          N/A         -10.64%
Without Sales Charge   6.96%        N/A          N/A         -10.16%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential Real Estate Securities
Fund (Class C shares) with a similar investment in the Wilshire Real Estate Securities Index (the Index) portraying the initial account values at the commencement of operations of Class C shares, and at the end of the current fiscal year (March 31), as measured on a quarterly basis, beginning in May 1998 for Class C shares. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted for the initial $10,000 investment in Class C shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class C shares, assuming full redemption on March 31, 2000; (c) all recurring fees (including management fees) were deducted; and
(d) all dividends and distributions were reinvested.
The Index is a market capitalization-weighted index comprised of over 120 publicly traded REITs and real estate operating companies (REOCs). The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The
Index is not the only index that may be used to characterize performance of REIT funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

www.prudential.com         (800) 225-1852

Class Z     Growth of a $10,000 Investment
(GRAPH)

Average Annual Total Returns as of 3/31/00
                       One Year   Five Years   Ten Years   Since Inception
With Sales Charge        8.02%       N/A          N/A         -9.25%
Without Sales Charge     8.02%       N/A          N/A         -9.25%


Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential Real Estate Securities
Fund (Class Z shares) with a similar investment in the Wilshire Real Estate Securities Index (the Index) portraying the initial account values at the commencement of operations of Class Z shares, and at the end of the current fiscal year (March 31), as measured on a quarterly basis, beginning in May 1998 for Class Z shares. . For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
The Index is a market capitalization-weighted index comprised of over 120 publicly traded REITs and real estate operating companies (REOCs). The Index is unmanaged, and the total return includes the reinvestment of all dividends, but does not include the effect of sales charges or operating expenses of a mutual fund. The
Index is not the only index that may be used to characterize performance of REIT funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.
This graph is furnished to you in accordance with SEC regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Bernard Winograd, Vice President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
Stephen M. Ungerman, Assistant Treasurer
William V. Healey, Assistant Secretary

Manager
Prudential Investments
  Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols   NASDAQ    CUSIP
    Class A    PURAX   74436U102
    Class B    PURBX   74436U201
    Class C     --     74436U300
    Class Z     --     74436U409


MF 182E

(LOGO)Printed on Recycled Paper